Income Taxes - Tax Effected Operating Loss, Capital Loss, and Tax Credit Carryovers (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax
Net UTB impacting the effective tax rate	$ 526		$ 526	$ 333	$ 369
Interest and penalties related to unrecognized tax benefits, expense (benefit) recognized on a gross basis			20	10	$ 2
Interest and penalties related to unrecognized tax benefits, accrued on a gross basis	68		$ 68	$ 52
Increase (decrease) in effective income tax rate from prior reporting period to current reporting period (as a percent)			7.20%	(0.80%)
Impact of factors that decreased the effective tax rate from prior reporting period to current reporting period (as a percent)			(4.90%)	(3.20%)
Impact of factors that increased the effective tax rate from prior reporting period to current reporting period (as a percent)			12.10%	2.40%
Statutory U.S. tax rate			35.00%	35.00%	35.00%
Provisional income tax expense (benefit) from enactment of Tax Cuts and Jobs Act of 2017	762
Provisional transition tax expense (benefit) for accumulated foreign earnings from enactment of Tax Cuts and Jobs Act of 2017	745
Provisional expense (benefit) from remeasurement of deferred tax assets and liabilities due to change in tax rate from enactment of Tax Cuts and Jobs Act of 2017	$ 17
Period of time over which TCJA transition tax on certain unrepatriated earnings of foreign subsidiaries may be paid	8 years
Tax Cuts and Jobs Act of 2017 transition tax in current accrued income taxes payable	$ 122		$ 122
Tax Cuts and Jobs Act of 2017 transition tax long term income taxes payable	$ 623		$ 623
Forecast
Income tax
Statutory U.S. tax rate		21.00%